Loans and Borrowings - Summary of Maturities of Financial Liabilities (Details) - Dec. 31, 2024 € in Thousands, $ in Thousands	USD ($)	EUR (€)
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances | $	$ 0
TOTAL		€ 64,292
Convertible Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		56,731
Bank Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		2,496
Lease
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		5,060
Accrued Interests [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		5
Other Financial Loans And Borrowings [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		64,292
Within 1 Year
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances		0
TOTAL		58,740
Within 1 Year | Convertible Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		56,731
Within 1 Year | Bank Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		859
Within 1 Year | Lease
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		1,145
Within 1 Year | Accrued Interests [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		5
Within 1 Year | Other Financial Loans And Borrowings [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		58,740
Later than one year and not later than two years
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances		0
TOTAL		2,025
Later than one year and not later than two years | Convertible Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than one year and not later than two years | Bank Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		867
Later than one year and not later than two years | Lease
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		1,159
Later than one year and not later than two years | Accrued Interests [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than one year and not later than two years | Other Financial Loans And Borrowings [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		2,025
Later than two years and not later than three years
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances		0
TOTAL		1,943
Later than two years and not later than three years | Convertible Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than two years and not later than three years | Bank Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		771
Later than two years and not later than three years | Lease
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		1,172
Later than two years and not later than three years | Accrued Interests [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than two years and not later than three years | Other Financial Loans And Borrowings [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		1,943
Later than three years and not later than four years
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances		0
TOTAL		1,186
Later than three years and not later than four years | Convertible Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than three years and not later than four years | Bank Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than three years and not later than four years | Lease
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		1,186
Later than three years and not later than four years | Accrued Interests [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than three years and not later than four years | Other Financial Loans And Borrowings [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		1,186
Later than four years and not later than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances		0
TOTAL		398
Later than four years and not later than five years | Convertible Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than four years and not later than five years | Bank Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than four years and not later than five years | Lease
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		398
Later than four years and not later than five years | Accrued Interests [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than four years and not later than five years | Other Financial Loans And Borrowings [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		398
Later than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances | $	$ 0
TOTAL		0
Later than five years | Convertible Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than five years | Bank Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than five years | Lease
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than five years | Accrued Interests [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than five years | Other Financial Loans And Borrowings [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		€ 0